TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE

7 – TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE

The composition of trade and other receivables is as follows:

	Current		Non-current
Trade debtors and other accounts receivable, Net	12.31.2024	12.31.2023	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	282,453,556	251,169,538	113,966	94,190
Other debtors	44,195,220	41,973,516	212,749	277,077
Other accounts receivable	6,182,312	5,749,110	9,008	134
Total	332,831,088	298,892,164	335,723	371,401

	Current		Non-current
Trade debtors and other accounts receivable, Gross	12.31.2024	12.31.2023	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	286,866,555	255,616,735	113,966	94,190
Other debtors	44,566,923	42,135,933	212,749	277,077
Other accounts receivable	6,392,415	5,834,787	9,008	134
Total	337,825,893	303,587,455	335,723	371,401

The aging of the portfolio for current and non-current trade accounts receivable, without impairment impact, is as follows:

	12.31.2024	12.31.2023
	ThCh$	ThCh$
Less than one month	276,941,661	239,907,074
Between one and three months	2,533,836	7,467,587
Between three and six months	1,216,352	1,276,211
Between six and eight months	5,920,865	5,142,341
Older than eight months	367,807	1,917,712
Total	286,980,521	255,710,925

The Company has approximately 271,887 clients, which may have balances in the different sections of the stratification. The number of clients is distributed geographically with 69,926 in Chile, 85,350 in Brazil, 64,611 in Argentina and 52,000 in Paraguay.

The provision for expected credit losses associated with each tranche of the portfolio for current and non-current trade receivables is as follows:

	12.31.2024
		Impairment
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	276,941,661	(1,151,129)	0.42%
Between one and three months	2,533,836	(206,041)	8.13%
Between three and six months	1,216,352	(911,547)	74.94%
Between six and eight months	5,920,865	(1,788,253)	30.20%
Older than eight months	367,807	(356,029)	96.80%
Total	286,980,521	(4,412,999)

	12.31.2023
		Impairment
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	239,907,074	(700,137)	0.16%
Between one and three months	7,467,587	(294,510)	10.88%
Between three and six months	1,276,211	(138,648)	21.60%
Between six and eight months	5,142,341	(2,397,365)	68.09%
Older than eight months	1,917,712	(916,537)	40.99%
Total	255,710,925	(4,447,197)

The movement in the allowance for expected credit losses is presented below:

	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Opening balance	4,447,197	4,492,643	4,711,371
Increase (decrease)	1,426,301	1,319,216	(150,671)
Provision reversal	(1,417,795)	(1,110,743)	(654,381)
Increase (decrease) for changes of foreign currency	(42,704)	(253,919)	586,324
Sub – total movements	(34,198)	(45,446)	(218,728)
Ending balance	4,412,999	4,447,197	4,492,643

The provision for expected credit losses is recorded as an administrative expense in the statements of income by function.